Bank Borrowings - Schedule of Loan Type in Terms of Currency (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Loan Type in Terms of Currency [Abstract]
Carrying value	$ 4,000,597	$ 6,108,552
Within 1 year or on demand	3,968,928	6,108,552
2027	12,495
2028	12,495
2029	6,679
Thereafter	$ 0